UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:      811-22619

NAME OF REGISTRANT:                      VANGUARD CHARLOTTE FUNDS

ADDRESS OF REGISTRANT:                   PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:   ANNE E. ROBINSON
                                         PO BOX 876
                                         VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                 OCTOBER 31

DATE OF REPORTING PERIOD:                JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81122619B
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD CHARLOTTE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




================= VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND =================


BANCO SANTANDER TOTTA SA

Ticker:                      Security ID:  X04800GL0
Meeting Date: DEC 07, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Removal of BNP Paribas Trust    For       Did Not Vote Management
      Corporation UK Limited as Common
      Representative of the Holders of the
      Covered Bonds under the Programme and
      the Appointment, in its Place, of
      Bondholders SL as the Common
      Representative


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BANCO SANTANDER TOTTA SA

Ticker:                      Security ID:  X04800GM8
Meeting Date: DEC 07, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Removal of BNP Paribas Trust    For       Did Not Vote Management
      Corporation UK Limited as Common
      Representative of the Holders of the
      Covered Bonds under the Programme and
      the Appointment, in its Place, of
      Bondholders SL as the Common
      Representative


--------------------------------------------------------------------------------

CAIXA GERAL DE DEPOSITOS SA

Ticker:                      Security ID:  X08870EU1
Meeting Date: DEC 03, 2020   Meeting Type: Bondholder
Record Date:  NOV 25, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger between the Company,     For       Did Not Vote Management
      Caixa Leasing e Factoring - Sociedade
      Financeira de Credito, S.A. and
      Partang, SGPS, S.A. and, in Case of
      Non-Approval, Exercise the Right to
      Judicially Oppose


--------------------------------------------------------------------------------

CPI PROPERTY GROUP

Ticker:       O5G            Security ID:  L36807AC6
Meeting Date: DEC 18, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

CPI PROPERTY GROUP

Ticker:       O5G            Security ID:  ADPV48850
Meeting Date: DEC 18, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

EDENRED SA

Ticker:       EDEN           Security ID:  F3192LAC3
Meeting Date: MAR 18, 2021   Meeting Type: Bondholder
Record Date:  MAR 18, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Corporate Form to     For       Did Not Vote Management
      Societe Europeenne (SE)
2     Receive Documents Related to the        For       Did Not Vote Management
      Meeting
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


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GECINA SA

Ticker:       GFC            Security ID:  F84215BT2
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215KK1
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215NM4
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215FU5
Meeting Date: MAY 25, 2021   Meeting Type: Bondholder
Record Date:  MAY 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215HA7
Meeting Date: MAY 25, 2021   Meeting Type: Bondholder
Record Date:  MAY 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215HL3
Meeting Date: MAY 25, 2021   Meeting Type: Bondholder
Record Date:  MAY 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


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GREENE KING FINANCE PLC

Ticker:                      Security ID:  G40880AD1
Meeting Date: JUL 15, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

GREENE KING FINANCE PLC

Ticker:                      Security ID:  G415ACAA3
Meeting Date: JUL 15, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  ADPV50661
Meeting Date: JUN 18, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  ADPV50659
Meeting Date: JUN 18, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.